Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	8,889	12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	600	1,500
Total	11,039	15,908

As of December 31, 2017, restricted cash amounts include $1,500 of restricted deposits as contractually required under the loan facility with Northern Shipping Fund III LP, or NSF (Note 7), $500 of minimum liquidity requirements as per the Amsterdam Trade Bank N.V. loan agreement (Note 7), $100 in dry-docking reserve accounts as per the Amsterdam Trade Bank N.V. loan agreement and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, of $5,500 as per the Company’s credit facilities covenants is included in Cash and cash equivalents. As of December 31, 2016, restricted cash amounts include $3,000 of restricted deposits as contractually required under the loan facility with NSF (Note 7) and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions.